Subsequent Events - Additional Information (Detail) - Subsequent Event - BRL	Apr. 27, 2016	Apr. 20, 2016
5th Issue Debenture
Subsequent Event [Line Items]
Early repayment of debt	BRL 1,519,961,560
9th Issue Debenture
Subsequent Event [Line Items]
Early repayment of debt		BRL 21,518,990,580